Document and Entity Information	Nov. 04, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	OCEANFIRST FINANCIAL CORP
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0001004702
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-11713
Entity Tax Identification Number	22-3412577
Entity Address, Address Line One	110 WEST FRONT STREET
Entity Address, City or Town	RED BANK
Entity Address, Postal Zip Code	07701
City Area Code	(732)
Local Phone Number	240-4500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	OCFC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 7.0% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	OCFCP
Security Exchange Name	NASDAQ